Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101    103077   1145181  SH          Sole
American Express     Common    025816109     93557   1820900  SH          Sole
American Int'l Grp   Common    026874107     50313    705856  SH	  Sole
Amgen Inc.           Common    031162100     61659   1129906  SH          Sole
Anheuser-Busch       Common    035229103     99559   1843691  SH          Sole
Bershire Hathaway A  Common    084670108      6138 	  69  SH          Sole
Bershire Hathaway B  Common    084670207     90630     30670  SH          Sole
Coca-Cola CO         Common    191216100    121675   2410357  SH          Sole
Dell Computer Corp.  Common    24702R101     58862   1643264  SH          Sole
Harley-Davidson Inc. Common    412822108    105145   1697532  SH	  Sole
Hershey Foods        Common    427866108    120963   2614294  SH          Sole
Johnson & Johnson    Common    478160104    107782   1935044  SH          Sole
McGraw Hill          Common    580645109    130099   1699085  SH          Sole
Medtronic Inc.       Common    585055106    142097   2916603  SH          Sole
Microsoft Corp.      Common    594918104    131003   4586932  SH          Sole
Pepsico Inc          Common    713448108    125858   2335901  SH          Sole
Pfizer Inc           Common    717081103    113686   3316396  SH          Sole
UPS CL B             Common    911312106    111043   1477226  SH          Sole